FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Available for sale securities	$ 55,661	$ 23,324
Interest rate/currency swap contracts - long term receivables	3,411
Total assets	59,072	23,324
Liabilities:
Floating rate NOK bonds due 2014	78,891	63,769
Floating rate NOK bonds due 2017	106,902
8.5% Senior Notes due 2013	248,542	264,269
3.75% unsecured convertible bonds due 2016	118,513	84,876
Interest rate/ currency swap contracts – long-term payables	85,881	79,870
Total liabilities	638,729	492,784
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	37,882	23,324
Total assets	37,882	23,324
Liabilities:
Floating rate NOK bonds due 2014	78,891	63,769
Floating rate NOK bonds due 2017	106,902
8.5% Senior Notes due 2013	248,542	264,269
3.75% unsecured convertible bonds due 2016	118,513	84,876
Total liabilities	552,848	412,914
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables	3,411
Total assets	3,411	0
Liabilities:
Interest rate/ currency swap contracts – long-term payables	85,881	79,870
Total liabilities	85,881	79,870
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	17,779
Total assets	17,779	0
Liabilities:
Total liabilities	$ 0	$ 0